GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in goodwill [Roll Forward]
Opening balance	$ 2,710,382	$ 2,280,575	$ 3,313,401
Increase (decrease) due to exchange rate differences	(37,832)	430,074	(1,032,826)
Others		(267)
Closing balance	2,672,550	2,710,382	2,280,575
Air Transport CGU [Member]
Reconciliation of changes in goodwill [Roll Forward]
Opening balance	2,176,634	1,835,088	2,658,503
Increase (decrease) due to exchange rate differences	(29,942)	341,813	(823,415)
Others		(267)
Closing balance	2,146,692	2,176,634	1,835,088
Coalition and Loyalty Program Multiplus CGU [Member]
Reconciliation of changes in goodwill [Roll Forward]
Opening balance	533,748	445,487	654,898
Increase (decrease) due to exchange rate differences	(7,890)	88,261	(209,411)
Others
Closing balance	$ 525,858	$ 533,748	$ 445,487